Subsequent Events [Text Block]	6 Months Ended
Sep. 30, 2016
Subsequent Events [Abstract]
Subsequent Events [Text Block]

21.    SUBSEQUENT EVENTS

Capital and Business Alliance with Hitachi Capital Corporation

On October 3, 2016, MUFG acquired 23.0% of Hitachi Capital Corporation (“Hitachi Capital”)’s common shares for ¥91,407 million from Hitachi, Ltd. Considering both MUFG’s ownership of the common stock and representation on the board of directors, the MUFG Group has determined that MUFG has the ability to exercise significant influence over the operating and financial policies of Hitachi Capital and applied the equity method of accounting for its investment.

Approval of Dividends

On November 14, 2016, the Board of Directors of MUFG approved the payment of semi-annual interim cash dividends of ¥9 per share of Common stock, totaling ¥122,440 million, that were payable on December 5, 2016 to the shareholders of record on September 30, 2016.

Repurchase of own shares

From November 15, 2016 to December 22, 2016, MUFG repurchased 142,238,800 shares of MUFG’s common stock by market purchases based on the discretionary dealing contract regarding repurchase of own shares for approximately ¥100 billion in aggregate in satisfaction of the resolution adopted at the meeting of the Board of Directors of MUFG held on November 14, 2016. The repurchase plan as authorized by the Board of Directors of MUFG allowed for the repurchase of an aggregate amount of up to 230,000,000 shares, which represents the equivalent of 1.69% of the total number of common shares outstanding, or of an aggregate repurchase amount of up to ¥100 billion. The purpose of the repurchase is to enhance the return of earnings to shareholders, to improve capital efficiency, and to implement flexible capital policies.

Transition from a Stock Compensation Type Stock Option Plan for Directors and Other Executives to a Stock Compensation Plan Using a Trust Structure

MUFG resolved to introduce a stock compensation plan using a trust structure (“the Plan”) at the compensation committee’s meeting held at November 14, 2016, for directors (excluding outside directors and directors serving as audit committee members), corporate executive officers, executive officers, and senior fellows (“officers”) of MUFG and four core companies of the MUFG Group (BTMU, MUTB, MUSHD and MUMSS) who hold unexercised stock options to acquire common stocks of MUFG under the stock compensation type stock option plan described as “Stock Acquisition Rights” in Note 33 to the consolidated financial statements for the fiscal year ended March 31, 2016.

The purpose of the Plan is to waive the stock options that have been previously allotted to the officers but remain unexercised at the time of implementation and transition to the Plan, which will be managed and operated together with the stock compensation plan using a trust structure that was introduced on May 16, 2016. See Note 36 to the consolidated financial statements for the fiscal year ended March 31, 2016 for further information on the stock compensation plan using a trust structure.

Announcement to redeem “Non-dilutive” Preferred Securities Issued by Special Purpose Companies

On January 25, 2017, MUFG redeemed a total of €500 million and £550 million of non-cumulative and non-dilutive perpetual preferred securities issued by MUFG Capital Finance 4 Limited and MUFG Capital Finance 5 Limited, respectively. These entities are special purpose companies established in the Cayman Islands and securities issued by these entities were previously accounted for as part of MUFG’s Tier 1 capital at September 30, 2016 under its capital adequacy requirements, subject to certain limitations.